CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020 [1]	Jun. 30, 2019 [1]
Profit or loss [abstract]
Revenue	£ 446,298	£ 350,950	£ 287,930
Cost of sales
Direct cost of sales	(271,707)	(233,352)	(174,152)
Allocated cost of sales	(20,758)	(17,447)	(14,951)
Total cost of sales	(292,465)	(250,799)	(189,103)
Gross profit	153,833	100,151	98,827
Selling, general and administrative expenses	(90,290)	(75,110)	(65,849)
Net impairment losses on financial assets	(4)	(3,169)	(8)
Operating profit	63,539	21,872	32,970
Finance expense	(9,305)	(1,940)	(6,299)
Finance income	121	3,109	3,429
Net finance income/(expense)	(9,184)	1,169	(2,870)
Gain on sale of subsidiary	0	2,215	0
Profit before tax	54,355	25,256	30,100
Tax on profit on ordinary activities	(10,914)	(3,846)	(6,093)
Profit for the year and profit attributable to the equity holders of the Company	43,441	21,410	24,007
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(9,782)	(2,240)	(5,987)
Total comprehensive income for the year attributable to the equity holders of the Company	£ 33,659	£ 19,170	£ 18,020
Earnings per share (EPS):
Basic EPS (in gbp per share)	£ 0.79	£ 0.40	£ 0.48
Diluted EPS (in gbp per share)	£ 0.76	£ 0.38	£ 0.44
Weighted average number of shares outstanding - basic (in shares)	55,220,298	53,423,575	50,116,979
Weighted average number of shares outstanding - diluted (in shares)	57,050,613	56,065,080	55,026,223

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).